Commitments and Contingencies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies (Details) [Line Items]
Environmental remediation liability	$ 675,000		$ 675,000
Accrued liabilities and other					$ 474,837	$ 474,837
General and administrative	2,375,349	$ 1,808,345	4,781,920	$ 3,617,235	12,080,450	10,381,095
Environmental remediation liability	675,000		675,000		675,000	$ 675,000
Accrued Liabilities and Other [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued liabilities and other					1,000,000
Employment Disputes [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued expenses	$ 1,750,000		$ 1,750,000
general and administrative [Member]
Commitments and Contingencies (Details) [Line Items]
General and administrative					$ 1,500,000